Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,611,750	$ 10,102	$ 35,924	$ 1,706,154
Formation and General and administrative expenses					$ 59,311
Administrative expenses - related party	60,000			80,000
Loss from operations	(1,671,750)	(10,102)	(35,924)	(1,786,154)
Other income (expenses):
Change in fair value of derivative warrant liabilities	4,290,000			4,680,000
Income from investments held in Trust Account	262,416			294,965
Offering costs associated with derivative warrant liabilities	338			(563,642)
Total other income (expenses)	4,552,754			4,411,323
Net income (loss)	$ 2,881,004	$ (10,102)	$ (35,924)	$ 2,625,169	$ (59,311)
Common Class A [Member]
Other income (expenses):
Weighted average shares outstanding, basic	23,000,000			15,121,547
Weighted average shares outstanding, diluted	23,000,000			15,121,547
Basic net income (loss) per ordinary share	$ 0.09			$ 0.11
Diluted net income (loss) per ordinary share	$ 0.09			$ 0.11
Common Class B [Member]
Other income (expenses):
Weighted average shares outstanding, basic	9,857,142	8,571,428	7,582,417	9,416,732	8,571,428 [1]
Weighted average shares outstanding, diluted	9,857,142	9,857,142	8,719,779	9,857,142	8,571,428
Basic net income (loss) per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11	$ (0.01)
Diluted net income (loss) per ordinary share	$ 0.09	$ 0	$ 0	$ 0.11	$ (0.01)

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.